Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounting Policies [Abstract]
Cash and cash equivalents	¥ 4,236,501	$ 664,799	¥ 1,751,222		¥ 1,988,298
Restricted cash	95,055	14,916	17,926		5,200
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	¥ 4,331,556	$ 679,715	¥ 1,769,148	$ 277,618	¥ 1,993,498	¥ 216,970